UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/18 is included with this Form.

■  Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Shares		Value

Common Stocks — 69.8%
Consumer Discretionary — 8.0%
Distribution & Wholesale — 1.4%
89,000	LKQ Corp. *	$3,377,550
Retail — 6.6%
6,400	AutoZone, Inc. *	4,151,616
12,000	Domino's Pizza, Inc.	2,802,720
22,800	O'Reilly Automotive, Inc. *	5,640,264
46,000	TJX Companies, Inc. (The)	3,751,760
		16,346,360
		19,723,910
Consumer Staples — 7.0%
Agriculture — 1.3%
56,720	British American Tobacco PLC ADR	3,272,177
Beverages — 1.3%
30,000	PepsiCo, Inc.	3,274,500
Food — 1.6%
38,000	General Mills, Inc.	1,712,280
65,000	Hormel Foods Corp. (1)	2,230,800
		3,943,080
Household Products — 1.6%
76,000	Church & Dwight Co., Inc.	3,827,360
Retail — 1.2%
16,000	Costco Wholesale Corp.	3,014,880
		17,331,997
Financials — 1.5%
Insurance — 1.5%
13,500	Arch Capital Group, Ltd. *	1,155,465
18,000	Chubb, Ltd.	2,461,860
		3,617,325
		3,617,325
Healthcare — 12.8%
Biotechnology — 0.8%
18,200	Alexion Pharmaceuticals, Inc. *	2,028,572
Electronics — 2.2%
9,700	Mettler-Toledo International, Inc.*	5,577,791
Healthcare Products — 9.1%
5,686	Becton Dickinson & Co.	1,232,156
43,200	Danaher Corp.	4,229,712
50,000	DENTSPLY SIRONA, Inc.	2,515,500
63,600	Henry Schein, Inc. *(1)	4,274,556
31,800	IDEXX Laboratories, Inc. *	6,086,202
20,000	Thermo Fisher Scientific, Inc.	4,129,200
		22,467,326
Pharmaceuticals — 0.7%
35,000	Novo Nordisk A/S ADR	1,723,750
		31,797,439
Industrials — 21.7%
Aerospace & Defense — 4.6%
18,000	General Dynamics Corp.	3,976,200
10,100	Northrop Grumman Corp.	3,526,112
20,700	Teledyne Technologies, Inc. *	3,874,419
		11,376,731
Commercial Services — 1.3%
48,369	IHS Markit, Ltd. *	2,333,320
19,000	Rollins, Inc.	969,570
		3,302,890
Electrical Equipment — 3.2%
13,000	Acuity Brands, Inc. (1)	1,809,470
81,575	AMETEK, Inc.	6,197,253
		8,006,723
Environmental Control — 2.8%
9,800	Stericycle, Inc. *(1)	573,594
89,150	Waste Connections, Inc.	6,395,621
		6,969,215
Hand & Machine Tools — 0.4%
7,000	Snap-on, Inc.	1,032,780
Housewares — 1.7%
68,000	Toro Co. (The)	4,246,600
Machinery Diversified — 4.1%
24,100	IDEX Corp.	3,434,491
24,000	Roper Technologies, Inc.	6,736,560
		10,171,051
Transportation — 3.6%
60,000	Canadian National Railway Co.	4,387,800
12,600	J.B. Hunt Transport Services, Inc.	1,476,090
22,000	Union Pacific Corp.	2,957,460
		8,821,350
		53,927,340
Information Technology — 10.1%
Commercial Services — 0.3%
4,900	WEX, Inc. *	767,438
Computers — 1.4%
23,000	Accenture PLC Class A	3,530,500
Diversified Financial Services — 1.9%
27,000	MasterCard, Inc. Class A	4,729,320

1

■  Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Shares		Value

Common Stocks — 69.8% (continued)
Electronics — 2.1%
61,200	Amphenol Corp. Class A	$5,271,156
Software — 4.4%
19,000	ANSYS, Inc. *	2,977,110
30,000	Fiserv, Inc. *	2,139,300
35,600	Salesforce.com, Inc. *	4,140,280
6,600	Ultimate Software Group, Inc. (The) *(1)	1,608,420
		10,865,110
		25,163,524
Materials — 4.9%
Chemicals — 1.7%
29,400	FMC Corp.	2,251,158
5,100	NewMarket Corp.	2,048,568
		4,299,726
Commercial Services — 1.9%
33,400	Ecolab, Inc.	4,578,138
Housewares — 0.6%
18,000	Scotts Miracle-Gro Co. (The) (1)	1,543,500
Miscellaneous Manufacturers — 0.3%
9,500	AptarGroup, Inc.	853,385
Packaging & Containers — 0.4%
10,000	Ball Corp. (1)	397,100
11,600	Crown Holdings, Inc. *	588,700
		985,800
		12,260,549
Real Estate — 1.4%
REITS — 1.4%
23,000	American Tower Corp. REIT	3,342,820
Telecommunication Services — 2.1%
REITS — 2.1%
30,200	SBA Communications Corp. REIT *	5,161,784
Utilities — 0.3%
Oil & Gas — 0.3%
29,600	South Jersey Industries, Inc. (1)	833,536
Total Common Stocks (Cost $54,912,466)		173,160,224

Principal
Amount		Value
Asset-Backed Securities — 1.9%
$511,000	Ally Auto Receivables Trust, Series 2017-1, Class A4, 1.99%, 11/15/21	$503,474
200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	197,399
150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	149,190
370,000	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	364,813
150,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	149,098
250,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	246,317
250,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	250,481
500,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	492,871
175,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	169,972
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	198,308
100,000	GE Capital Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	99,744
329,000	GM Financial Automobile Leasing Trust, Series 2017-1, Class A4, 2.26%, 8/20/20	326,908
300,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	298,500
368,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	362,230
250,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	247,792
200,000	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A4, 2.01%, 1/17/23	198,151
250,000	Nissan Auto Lease Trust, Series 2017-B, Class A3, 2.05%, 9/15/20	247,697
140,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	138,926
Total Asset-Backed Securities (Cost $4,682,235)		4,641,871

2

■  Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Principal
Amount		Value

Commercial Mortgage-Backed Securities — 1.9%
$265,327	Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A1, 1.88%, 12/10/49	$260,921
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	99,482
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	102,786
250,000	FHLMC Multifamily Structured Pass- Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	248,457
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	452,520
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K729, Class A2, 3.14%, 10/25/24	351,504
505,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	502,792
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	250,252
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.74%, 9/25/46 (2)(3)	98,932
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	303,597
200,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	186,952
94,863	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	95,814
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	250,336
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	197,893
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	246,775
200,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	200,294
233,459	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	229,592
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	151,695
320,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	318,585
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	203,408
Total Commercial Mortgage-Backed Securities (Cost $4,904,334)		4,752,587

Corporate Bonds & Notes — 10.0%
Basic Materials — 0.4%
Chemicals — 0.2%
230,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	239,904
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	203,737
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	118,750
		562,391
Iron & Steel — 0%
64,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22 (1)	65,664
Mining — 0.2%
200,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (1)(2)	201,304
200,000	Kinross Gold Corp., Guaranteed Notes, 5.95%, 3/15/24	214,900
		416,204
		1,044,259
Communications — 1.1%
Internet — 0.3%
250,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	276,946
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	156,000
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	201,102
		634,048
Media — 0.4%
200,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	198,754
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	204,381
194,000	Comcast Corp., Guaranteed Notes, 4.05%, 11/1/52	182,091
200,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	207,310
125,000	Grupo Televisa S.A.B., Senior Unsecured Notes, 6.63%, 1/15/40	143,431
150,000	Time Warner, Inc., Guaranteed Notes, 3.80%, 2/15/27	145,025
		1,080,992

3

■  Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Principal
Amount		Value

Corporate Bonds & Notes — 10.0% (continued)
Telecommunications — 0.4%
$200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	$200,316
263,000	AT&T, Inc., Senior Unsecured Notes, 4.30%, 2/15/30 (2)	261,498
100,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19	97,930
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	259,288
150,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	151,848
		970,880
		2,685,920
Consumer, Cyclical — 1.2%
Auto Manufacturers — 0.4%
580,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.38%, 8/6/23	588,402
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	199,916
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	198,543
		986,861
Auto Parts & Equipment — 0.1%
200,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	203,000
100,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 5.00%, 5/31/26	97,250
		300,250
Home Builders — 0.3%
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	152,535
100,000	Lennar Corp., Guaranteed Notes, 6.63%, 5/1/20 (2)	105,625
175,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	175,674
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	151,665
150,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	148,125
		733,624
Leisure Time — 0.1%
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	161,724
Lodging — 0.2%
125,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	124,844
250,000	Marriott International, Inc., Senior Unsecured Notes, 3.75%, 3/15/25	249,612
		374,456
Retail — 0.1%
100,000	Dollar General Corp., Senior Unsecured Notes, 4.15%, 11/1/25 (1)	102,765
225,000	McDonald's Corp. MTN, Senior Unsecured Notes, 4.45%, 3/1/47	231,910
		334,675
		2,891,590
Consumer, Non-cyclical — 1.1%
Biotechnology — 0.1%
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	148,759
Commercial Services — 0.1%
150,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	152,998
150,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	157,145
125,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	125,938
		436,081
Healthcare Products — 0.2%
250,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	248,662
100,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.25%, 11/12/20	99,757
100,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	100,014
		448,433
Healthcare Services — 0.3%
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	200,500
175,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	173,935
100,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	101,000
100,000	NYU Hospitals Center, Secured Notes, 4.78%, 7/1/44	110,457
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	107,408
50,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	49,552
		742,852

4

■  Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Principal
Amount		Value

Corporate Bonds & Notes — 10.0% (continued)
Pharmaceuticals — 0.4%
$150,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	$154,683
100,000	Allergan Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	99,238
210,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	201,871
250,000	CVS Health Corp., Senior Unsecured Notes, 3.35%, 3/9/21	251,361
200,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	208,489
100,000	Zoetis, Inc., Senior Unsecured Notes, 3.25%, 2/1/23	99,034
		1,014,676
		2,790,801
Energy — 1.1%
Oil & Gas — 0.6%
250,000	Andeavor, Guaranteed Notes, 5.13%, 12/15/26	264,006
100,000	Concho Resources, Inc., Guaranteed Notes, 4.88%, 10/1/47	106,138
175,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23 (1)	176,969
120,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	122,666
100,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	97,775
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	148,213
150,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	147,750
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	98,916
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	252,525
		1,414,958
Pipelines — 0.5%
150,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 9.00%, 4/15/19	158,702
250,000	Enterprise Products Operating LLC, Guaranteed Notes, 5.70%, 2/15/42	289,394
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	145,311
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	247,700
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	191,275
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	210,080
		1,242,462
		2,657,420
Financial — 3.8%
Banks — 1.9%
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(2)	254,903
100,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20 (1)	99,551
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21 (1)	159,000
109,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	111,383
300,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	300,756
200,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28 (1)	198,319
200,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	199,649
200,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	198,538
116,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	127,230
200,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	196,953
100,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	101,050
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20 (1)	149,708
150,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	187,907
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	196,508
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.88%, 1/14/22 (1)	210,198
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	495,265
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	249,893
150,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.75%, 1/11/27	145,099
500,000	Morgan Stanley GMTN, Senior Unsecured Notes, 5.50%, 7/28/21	534,029
100,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	98,885
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	250,611
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	245,844
		4,711,279

5

■  Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Principal
Amount		Value

Corporate Bonds & Notes — 10.0% (continued)
Diversified Financial Services — 0.8%
$125,000	Air Lease Corp., Senior Unsecured Notes, 3.25%, 3/1/25	$119,254
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	208,950
250,000	American Express Co., Senior Unsecured Notes, 3-month LIBOR + 0.59%, 2.49%, 5/22/18 (3)	250,144
150,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	155,780
145,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	148,444
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	247,309
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	254,164
100,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	99,917
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	242,900
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	251,147
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	100,836
		2,078,845
Insurance — 0.4%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	147,317
150,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	158,195
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	257,675
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	202,079
125,000	Radian Group, Inc., Senior Unsecured Notes, 4.50%, 10/1/24 (1)	122,188
150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	161,919
		1,049,373
REITS — 0.7%
150,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	148,363
200,000	Boston Properties L.P., Senior Unsecured Notes, 2.75%, 10/1/26	182,063
200,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	203,042
100,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	105,239
250,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	261,354
150,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	153,267
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	263,750
100,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	96,750
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	182,762
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	106,389
		1,702,979
		9,542,476
Industrial— 0.3%
Building Materials — 0%
150,000	Owens Corning, Guaranteed Notes, 3.40%, 8/15/26	144,466
Electronics — 0%
140,000	Allegion US Holding Co., Inc., Guaranteed Notes, 3.55%, 10/1/27	132,517
Machinery Diversified — 0.1%
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	216,500
Miscellaneous Manufacturers — 0.1%
170,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	170,608
Packaging & Containers — 0.1%
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	150,347
		814,438
Technology — 0.2%
Computers — 0%
100,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47 (1)	96,558

6

■  Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Principal
Amount		Value

Corporate Bonds & Notes — 10.0% (continued)
Software — 0.2%
$125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	$129,282
125,000	j2 Cloud Services LLC/j2 Global Co- Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	127,969
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	221,413
		478,664
		575,222
Utilities — 0.8%
Electric— 0.7%
500,000	Commonwealth Edison Co., 4.00%, 8/1/20	511,271
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	107,367
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	225,492
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	154,585
150,000	FirstEnergy Corp., Series A, Senior Unsecured Notes, 2.85%, 7/15/22	145,607
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	168,020
150,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23	155,988
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	116,443
175,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	173,517
		1,758,290
Gas — 0.1%
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	104,830
		1,863,120
Total Corporate Bonds & Notes (Cost $24,964,927)		24,865,246

Foreign Government Obligations — 0.7%
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	299,955
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	293,571
125,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (2)	125,918
275,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (1)	278,025
100,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	102,650
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	130,688
200,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	202,376
250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	259,750
Total Foreign Government Obligations (Cost $1,690,221)		1,692,933

7

■  Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Principal
Amount		Value

Long-Term Municipal Securities — 0.7%
$100,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	$100,450
100,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Series C, 6.34%, 7/1/39	104,937
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	174,364
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.30%, 8/1/19	250,085
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	273,977
100,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.71%, 12/1/22	107,882
100,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	119,700
230,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	226,325
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	147,275
75,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	79,495
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	110,872
110,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	111,652
Total Long-Term Municipal Securities (Cost $1,806,006)		1,807,014

U.S. Government Agency Obligations — 5.6%
120,000	FHLB, 3.25%, 6/9/23	123,315
250,000	FHLB, 3.25%, 3/8/24	256,290
92,834	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	89,237
122,301	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	129,029
34,825	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	35,089
165,822	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	169,198
240,578	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	241,929
212,739	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	219,357
54,531	FHLMC Gold Pool #C04038, 3.50%, 6/1/42	54,944
20,012	FHLMC Gold Pool #G08479, 3.50%, 3/1/42	20,164
10,190	FHLMC Gold Pool #G18160, 5.00%, 11/1/21	10,368
58,820	FHLMC Gold Pool #G18420, 3.00%, 1/1/27	59,150
13,128	FHLMC Gold Pool #J00975, 5.00%, 1/1/21	13,260
113,959	FHLMC Pool #A96409, 3.50%, 1/1/41	114,823
420,838	FHLMC Pool #AG08748, 3.50%, 2/1/47	422,451
250,000	FNMA, 2.38%, 1/19/23	246,858
250,000	FNMA, 2.63%, 9/6/24	247,816
70,106	FNMA Pool #254733, 5.00%, 4/1/23	74,946
170,387	FNMA Pool #255667, 5.00%, 3/1/25	182,151
6,913	FNMA Pool #890112, 4.00%, 4/1/24	7,112
137,114	FNMA Pool #890236, 4.50%, 8/1/40	145,030
221,671	FNMA Pool #995245, 5.00%, 1/1/39	238,536
190,976	FNMA Pool #AA7720, 4.00%, 8/1/39	197,376
89,345	FNMA Pool #AB1259, 5.00%, 7/1/40	96,601
66,342	FNMA Pool #AB2814, 4.50%, 4/1/41	70,169
49,991	FNMA Pool #AB3218, 3.50%, 7/1/31	50,490
238,761	FNMA Pool #AB4449, 4.00%, 2/1/42	246,822
315,821	FNMA Pool #AB5472, 3.50%, 6/1/42	318,784
189,190	FNMA Pool #AB6286, 2.50%, 9/1/27	186,877
250,297	FNMA Pool #AB8144, 5.00%, 4/1/37	268,860
98,369	FNMA Pool #AD2351, 4.00%, 3/1/25	101,217
325,257	FNMA Pool #AD6374, 5.00%, 5/1/40	351,602
15,630	FNMA Pool #AD7992, 4.50%, 7/1/40	16,532
57,111	FNMA Pool #AE5984, 4.50%, 10/1/40	60,221
50,343	FNMA Pool #AH3226, 5.00%, 2/1/41	54,428
256,412	FNMA Pool #AH4865, 4.50%, 2/1/41	270,622
81,467	FNMA Pool #AH5434, 4.50%, 4/1/41	85,375
64,332	FNMA Pool #AH6087, 4.50%, 3/1/41	68,047
58,837	FNMA Pool #AH6186, 4.00%, 2/1/41	60,819
176,210	FNMA Pool #AH8932, 4.50%, 4/1/41	186,391
82,295	FNMA Pool #AI1019, 4.50%, 5/1/41	86,986
98,348	FNMA Pool #AI1105, 4.50%, 4/1/41	104,023
58,606	FNMA Pool #AI3009, 4.00%, 6/1/26	60,294
279,475	FNMA Pool #AI3052, 3.50%, 7/1/26	285,180
17,132	FNMA Pool #AI5737, 4.50%, 6/1/41	18,124

8

■  Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2018 (Unaudited)

Principal
Amount		Value

U.S. Government Agency Obligations — 5.6% (continued)
$159,974	FNMA Pool #AJ6932, 3.00%, 11/1/26	$160,733
237,053	FNMA Pool #AO2961, 4.00%, 5/1/42	245,052
63,084	FNMA Pool #AO4137, 3.50%, 6/1/42	63,678
38,261	FNMA Pool #AO4299, 3.50%, 8/1/42	38,610
14,372	FNMA Pool #AO6770, 3.50%, 6/1/42	14,505
743,447	FNMA Pool #AP1340, 3.50%, 7/1/42	749,936
230,939	FNMA Pool #AQ0287, 3.00%, 10/1/42	227,375
41,171	FNMA Pool #AS3654, 4.50%, 10/1/44	43,192
53,375	FNMA Pool #AS3789, 4.50%, 11/1/44	56,206
68,567	FNMA Pool #AS6205, 3.50%, 11/1/45	68,799
295,034	FNMA Pool #AT0969, 3.00%, 4/1/43	290,488
708,136	FNMA Pool #AT8849, 4.00%, 6/1/43	731,222
162,395	FNMA Pool #AU6043, 3.00%, 9/1/43	159,047
244,666	FNMA Pool #AU7025, 3.00%, 11/1/43	240,888
196,209	FNMA Pool #AU8070, 3.50%, 9/1/43	197,816
209,095	FNMA Pool #AU8846, 3.00%, 11/1/43	205,874
61,497	FNMA Pool #AV0225, 4.50%, 10/1/43	64,581
93,957	FNMA Pool #AY2728, 2.50%, 2/1/30	92,403
180,082	FNMA Pool #AY5005, 4.00%, 3/1/45	184,962
51,589	FNMA Pool #AY9397, 4.00%, 10/1/45	52,977
87,260	FNMA Pool #MA0799, 4.00%, 7/1/26	89,810
750,000	FNMA TBA, 4.00%, 4/1/48	769,646
750,000	FNMA TBA, 4.50%, 4/1/48	785,317
123,499	GNMA, 3.00%, 4/16/39	123,151
301,646	GNMA II Pool #MA1090, 3.50%, 6/20/43	306,271
152,303	GNMA II Pool #MA1520, 3.00%, 12/20/43	150,607
67,732	GNMA II Pool #MA2445, 3.50%, 12/20/44	68,499
250,000	GNMA II TBA, 3.00%, 4/1/48	245,952
717,063	GNMA Pool #4016, 5.50%, 8/20/37	775,311
147,899	GNMA Pool #650494, 5.50%, 1/15/36	162,720
110,746	GNMA Pool #MA1375, 3.50%, 10/20/43	112,444
Total U.S. Government Agency Obligations (Cost $13,892,170)		13,824,965

U.S. Treasury Obligations — 5.0%
1,322,000	U.S. Treasury Bonds, 6.13%, 11/15/27	1,700,009
660,000	U.S. Treasury Bonds, 4.50%, 5/15/38	826,006
1,710,000	U.S. Treasury Bonds, 3.13%, 2/15/42	1,766,777
1,424,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,432,121
1,410,000	U.S. Treasury Notes, 1.00%, 8/31/19	1,386,151
1,810,000	U.S. Treasury Notes, 1.63%, 7/31/20	1,780,941
2,200,000	U.S. Treasury Notes, 2.63%, 2/28/23	2,206,703
10,000	U.S. Treasury Notes, 2.00%, 4/30/24	9,635
1,375,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,339,068
Total U.S. Treasury Obligations
(Cost $11,868,796)		12,447,411

Shares		Value
Short-Term Investments — 6.3%
Money Market Funds — 6.3%
12,652,348	State Street Institutional U.S. Government Money Market Fund, Premier Class	$12,652,348
3,058,960	State Street Navigator Securities Lending Government Money Market Portfolio (4)	3,058,960
Total Short-Term Investments (Cost $15,711,308)		15,711,308
Total Investments — 101.9% (Cost $134,432,463)		$252,903,559
Excess Of Liabilities Over Cash And Other Assets — (1.9)%		(4,713,318)
Net Assets (5) —100.0%		$248,190,241

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2018, the market value of the securities on loan was $13,715,801.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $13,715,801 were out on loan in exchange for $3,058,960 of cash collateral as of March 31, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $134,432,463, aggregate gross unrealized appreciation was $119,349,420, aggregate gross unrealized depreciation was $878,324 and the net unrealized appreciation was $118,471,096.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$173,160,224	$—	$—	$173,160,224
Asset-Backed Securities	—	4,641,871	—	4,641,871
Commercial Mortgage-Backed Securities	—	4,752,587	—	4,752,587
Corporate Bonds & Notes*	—	24,865,246	—	24,865,246
Foreign Government Obligations	—	1,692,933	—	1,692,933
Long-Term Municipal Securities	—	1,807,014	—	1,807,014
U.S. Government Agency Obligations	—	13,824,965	—	13,824,965
U.S. Treasury Obligations	—	12,447,411	—	12,447,411
Short-Term Investments	15,711,308	—	—	15,711,308
Total Investments in Securities	$188,871,532	$64,032,027	$—	$252,903,559

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2018, there were no among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2018